Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting	$ (2,312)		$ (1,067)
Derivative assets netting	(1,874)		(982)
Available-for-sale securities	136,840	[1]	122,613
Mortgage loans held for sale	8,524		5,533
Mortgage servicing rights	2,210		2,546	$ 2,791	$ 2,645
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	205	[2]	383
Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9		13
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total	1,290		916
Derivative assets total	4,127		1,915
Available-for-sale securities	136,840		122,613
Mortgage loans held for sale	8,524		5,533
Mortgage servicing rights	2,210		2,546
Other assets	1,903		1,875
Total	153,604		134,482
Short-term borrowings and other liabilities	1,757		1,628
Total	3,047		2,544
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting	(2,312)		(1,067)
Derivative assets netting	(1,874)		(982)
Total	(1,874)		(982)
Total	(2,312)		(1,067)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	22,391		19,839
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	8,861		6,814
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	99,968		94,111
Fair Value, Measurements, Recurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	5,406		1,453
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	205		383
Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9		13
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets before netting	4		9
Available-for-sale securities	19,251		18,986
Other assets	302		312
Total	19,557		19,307
Short-term borrowings and other liabilities	85		50
Total	85		50
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	19,251		18,986
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting	3,166		1,612
Derivative assets before netting	3,235		1,707
Available-for-sale securities	117,581		103,618
Mortgage loans held for sale	8,524		5,533
Other assets	1,601		1,563
Total	130,941		112,421
Short-term borrowings and other liabilities	1,672		1,578
Total	4,838		3,190
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,140		853
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	8,860		6,813
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	99,968		94,111
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	5,406		1,453
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	198		375
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9		13
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting	436		371
Derivative assets before netting	2,762		1,181
Available-for-sale securities	8		9
Mortgage servicing rights	2,210		2,546
Total	4,980		3,736
Total	436		371
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1		1
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 7		$ 8

[1]	The weighted-average maturity of total available-for-sale investment securities was 4.2 years at December 31, 2019, with a corresponding weighted-average yield of 2.38 percent.
[2]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.